Fair value of financial assets and liabilities (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Deposits of Brazil's Central Bank and deposits of credit institutions	R$ 35,608,595	R$ 21,632,841
Customer deposits	81,663,106	97,165,180
Other financial liabilities	117,271,701	118,798,021
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Deposits of Brazil's Central Bank and deposits of credit institutions	122,956,887	96,879,116
Customer deposits	524,168,267	485,364,980
Marketable debt securities	137,664,088	124,265,003
Debt instruments Eligible Capital	23,137,784	19,626,967
Other financial liabilities	79,177,179	64,793,584
Other financial liabilities	887,104,205	790,929,650
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Deposits of Brazil's Central Bank and deposits of credit institutions	158,565,482	118,511,957
Customer deposits	605,068,163	583,220,576
Marketable debt securities	135,632,632	124,397,422
Debt instruments Eligible Capital	23,137,784	19,626,967
Other financial liabilities	79,177,179	64,793,584
Other financial liabilities	1,001,581,240	910,550,506
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Deposits of Brazil's Central Bank and deposits of credit institutions	158,565,482	118,511,957
Customer deposits	605,831,373	582,530,160
Marketable debt securities	137,664,088	124,265,003
Debt instruments Eligible Capital	23,137,784	19,626,967
Other financial liabilities	79,177,179	64,793,584
Other financial liabilities	R$ 1,004,375,906	R$ 909,727,671